CONCENTRATIONS AND RISKS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended		21 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2023
Concentration Risk [Line Items]
Discounts and debt issuance cost	$ 79,111		$ 73,500	$ 16,000
Proceeds from convertible debt	$ 590,250	$ 641,500	766,500	$ 325,000
Debt issuance cost					$ 66,000
Lenders [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt			$ 766,500
Lender [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt		641,500
Lender One [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt		160,000
Lender Two [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt		235,000
Lender Three [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt		$ 246,500
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%	23.00%	21.00%	39.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	32.00%		47.00%	61.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.00%		32.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage	8.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Five [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Two Member] | Lender Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage		33.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Three Member] | Lender Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		35.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			100.00%		100.00%
Lender One [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	$ 101,250		$ 160,000	$ 125,000
Lender Two [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	189,000		360,000	$ 200,000
Lender Three [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	150,000		$ 246,500
Lender Four [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	50,000
Lender Five [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	$ 100,000